Consolidated Statement of Cash Flows - Parenthetical - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Statement of cash flows [abstract]
Interest paid, classified as operating activities		€ 1,300	€ 600
Interest received		€ 1,900	2,200
Proportion of nominal value deconsolidated receivables, CIR 2023		95.00%
Withholding rate realized by CIR		5.00%
Tax credit retentions, CIR 2023	[1]	€ 490	€ 0

[1]
(1) 95% of the pre-financed CIR 2023 has been collected. The 5% retained amount of €0.5 million recorded under ‘Trade receivables and others non current’ at 31 December 2023 has been reclassified under ‘Other non current assets’ at 31 December 2024. It will be collected after a 3 years delay.